Basis of preparation and material accounting policies - Summary of equity interest in subsidiaries (Detail)			12 Months Ended
		Apr. 15, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Vista Energy Holding I, S.A. de C.V. ("Vista Holding I") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group			100.00%
Place of incorporation and operation			Mexico
Main activity			Holding company
Vista Energy Holding II, S.A. de C.V. ("Vista Holding II") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group			100.00%
Place of incorporation and operation			Mexico
Main activity	[1]		Exploration and production
Vista Argentina [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	[2]		100.00%
Place of incorporation and operation	[2]		Argentina
Main activity	[1],[2]		Exploration and production
Aleph Midstream S.A. ("Aleph") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	[2]		0.00%		100.00%		100.00%
Place of incorporation and operation	[2]		Argentina
Main activity	[2],[3]		Services
Aluvional S.A. ("Aluvional") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	[2]		100.00%
Place of incorporation and operation	[2]		Argentina
Main activity	[2]		Mining and industry
AFBN S.R.L. ("AFBN") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	[2]		0.00%		100.00%		100.00%
Place of incorporation and operation	[2]		Argentina
Main activity	[1],[2]		Exploration and production
VX Ventures Asociacin en Participacin VX Ventures AenP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group			100.00%		100.00%		100.00%
Place of incorporation and operation			Mexico
Main activity			Holding company
Vista Energy International SA VEISA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group			100.00%		0.00%		0.00%
Place of incorporation and operation			Uruguay
Main activity			Trader
Vista Lach [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		50.00%	100.00%	[4]	0.00%	[4]	0.00%	[4]
Place of incorporation and operation	[4]		Argentina
Main activity	[1],[4]		Exploration and production

[1]	Its refers to the exploration and production of Natural gas and Crude oil.
[2]	Since January 1, 2025 Aleph and AFBN were merged with Vista Argentina.
[3]	Including operations related to the capture, treatment, transport and distribution of hydrocarbons and derivatives.
[4]	See Note 1.2.2 and 32.